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June 6, 2024

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Pre-Effective Amendment No. 1 to Registration Statement on Form S-3 for
Brighthouse Life Insurance Company
Brighthouse Shield® Level II Advisory Annuity (File No. 333-276762)

Dear Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended (the “Securities Act”), Pre-Effective Amendment No. 1 (the “Amendment”) to the Company’s registration statement on Form S-3 (the “Registration Statement”) for Brighthouse Shield® Level II Advisory Annuity, an individual single premium deferred index-linked separate account annuity contract (the “Contract”).

The Amendment is being filed for the purpose of providing certain information required by the Form and not included in the Registration Statement and to file certain required exhibits. As addressed in separate correspondence dated May 3,2024 and duly filed via EDGAR, the Company filed a request for selective review. The Amendment also includes an updated Part II, facing sheet, signature pages, and certain required exhibits.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at (202) 965-8139.

Sincerely,

/s/ W. Thomas Conner

W. Thomas Conner

Attorney at Law

Carlton Fields

cc:	Michele H. Abate, Vice President & Associate General Counsel, Brighthouse Financial, Inc.
Alyson Saad, Managing Corporate Counsel, Brighthouse Financial, Inc.
Samantha Rawleigh, Corporate Counsel, Brighthouse Financial, Inc.

Carlton Fields, P.A.

Carlton Fields, P.A. practices law in California through Carlton Fields, LLP.